NOTES TO CASH FLOWS - Parent - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 40,474	£ 41,077	£ 36,133
Proceeds from issue of debt securities	8,366	5,347	8,667
Repayment of debt securities	(6,531)	(5,438)	(4,482)
Repayment of subordinated liabilities		(971)	(40)
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(750)
Dividends paid	(1,434)	(1,671)	(1,173)
Liability-related other changes	290	(101)	(1,254)
Non-cash changes:
– Unrealised foreign exchange	(357)	(804)	2,083
– Other changes	36	2,033	1,169
Ending balance	40,711	40,474	41,077
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,778	36,420	31,580
Proceeds from issue of debt securities	8,366	5,347	8,667
Repayment of debt securities	(6,531)	(5,438)	(4,482)
Liability-related other changes	279	(159)	(1,282)
Non-cash changes:
– Unrealised foreign exchange	(369)	(750)	1,893
– Other changes	46	358	44
Ending balance	37,569	35,778	36,420
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,386	2,332	2,228
Repayment of subordinated liabilities		(971)	(40)
Liability-related other changes	1	25	2
Non-cash changes:
– Unrealised foreign exchange	12	(54)	190
– Other changes	(14)	4	(47)
Ending balance	2,385	2,386	2,332
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,196	2,191
Issue of other equity instruments	400		750
Repurchase of other equity instruments	(500)		(750)
Liability-related other changes			5
Non-cash changes:
– Other changes	4
Ending balance	2,100	2,196	2,196
Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0	0
Dividends paid	(1,434)	(1,671)	(1,173)
Non-cash changes:
– Other changes		1,671	1,173
Ending balance	(1,434)	0	0
Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,331	15,924
Proceeds from issue of debt securities	768	1,528
Repayment of debt securities	(1,741)	(2,870)
Proceeds from issue of subordinated liabilities	0	1,050
Repayment of subordinated liabilities	0	(360)
Issue of other equity instruments	400	0
Repurchase of other equity instruments	(500)	0
Dividends paid	(1,434)	(1,671)
Liability-related other changes	119	565
Non-cash changes:
– Unrealised foreign exchange	59	(514)
– Other changes	16	1,679
Ending balance	13,018	15,331	15,924
Santander UK Group Holdings plc | Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,911	4,898
Repayment of debt securities		(2,870)
Liability-related other changes	3	(23)
Non-cash changes:
– Unrealised foreign exchange	4	(99)
– Other changes	(2)	5
Ending balance	1,916	1,911	4,898
Santander UK Group Holdings plc | Other liabilities at FVTPL
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,591	7,888
Proceeds from issue of debt securities	768	1,528
Repayment of debt securities	(1,741)
Liability-related other changes	114	558
Non-cash changes:
– Unrealised foreign exchange	46	(383)
– Other changes	14
Ending balance	8,792	9,591	7,888
Santander UK Group Holdings plc | Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,633	942
Proceeds from issue of subordinated liabilities		1,050
Repayment of subordinated liabilities		(360)
Liability-related other changes	2	30
Non-cash changes:
– Unrealised foreign exchange	9	(32)
– Other changes		3
Ending balance	1,644	1,633	942
Santander UK Group Holdings plc | Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,196	2,196
Issue of other equity instruments	400
Repurchase of other equity instruments	(500)
Non-cash changes:
– Other changes	4
Ending balance	2,100	2,196	2,196
Santander UK Group Holdings plc | Dividends paid
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	0
Dividends paid	(1,434)	(1,671)
Non-cash changes:
– Other changes		1,671
Ending balance	£ (1,434)	£ 0	£ 0